Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 — Related party balances and transactions

Related party transactions and balances

Name of Related Party	Relationship to the Company
Hengqin Baisheng Investment, GP	Company has significant influence over with this entity.
Guangzhou Powerbridge Blockchain Co., Ltd.	a non-controlling shareholder of Powerbridge Ningbo
Zongbo Jiang	legal representative of Guangzhou Hongqiao Blockchain Co., Ltd, which the Company has significant influence over with
Ban Lor	CEO
Stewart Lor	CFO
Hong Yu	shareholder of Zhixin
Ling Lor	wife of CEO and director of the Company
Hybridge Holding Limited	Shareholder of the Company
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui)	Company has significant influence over with this entity.

a	Due from related parties:

	As of December 31,
	2021	2020

Hengqin Baisheng Investment, GP (1)	$-	$622,222
Guangzhou Powerbridge Blockchain Co., Ltd. (2)	132,345	129,254
Zongbo Jiang (3)	-	30,651
Ling Lor (3)	8,661	-
Ban Lor (3)	706,148	-
Stewart Lor (3)	781,284	-
Subtotal	1,628,438	782,127
Less: allowance for doubtful accounts	(132,345)	(129,254)
Due from related parties, net	$1,496,093	$652,873

(1)	For the year ended December 31, 2019, the Company incurred consulting fee prepayment $685,167 to Hengqin Baisheng Investment, GP, which was a non-controlling shareholder of Powerbridge Ningbo. The balance of $622,222 as of December 31, 2020 was reclassified to due from related party in 2020. Hengqin Baisheng Investment, GP was no longer a related party along with the disposal of Ningbo Hongqiao on July 5, 2021.

(2)	The Company had consulting fee prepayment of $121,144 to Guangzhou Powerbridge Blockchain Co., Ltd. as of December 31, 2019, which the Company has significant influence over with. In 2020, both parties negotiated to terminate the consulting service. The balance of $129,254 as of December 31, 2020 was reclassified to due from related party and fully allowanced in 2020.

(3)	From time to time, the Company advances funds to senior management for business purpose.

b	Due to related party:

	As of December 31,
	2021	2020

Hong Yu (1)	$108,990	$62,165
Ling Lor (1)	-	8,855
Hybridge Holding Limited (1)	109,872	-
Subtotal	$218,862	$71,020

(1) The above balances represent unpaid loan and expenses to these related parties.

c	Accounts payable-related party

	As of December 31,
	2021	2020

Guangzhou Guangrui	$734,263	$-
Subtotal	$734,263	$-

d	Purchase from related parties

	For the year ended
	2021	2020

Guangzhou Guangrui	$725,362	$
Subtotal	$725,362		$-